Government Grants	6 Months Ended
Jun. 30, 2021
Disclosure Of Government Grants [Abstract]
Government Grants
12.	Government grants

The Company recognized government grants in connection with the Canada Emergency Wage and Rent Subsidy programs from the second quarter of 2020, the commencement of the programs, until it ceased to be eligible to the programs during the second quarter of 2021, following the sale of its plasma collection centers (note 3).

These government grants were recorded as a reduction of salary and rent expenses and are recognized as follows in the consolidated statement of operations:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Research and development expenses	$149	$460	$512	$460
Administration expenses	115	584	411	584
Loss from discontinued operations	940	1,901	3,182	1,901
	$1,204	$2,945	$4,105	$2,945